10-K Basis of presentation and consolidation (Tables)	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of investments in and advances to affiliates
The following table presents the wholly-owned subsidiaries of the Company as well as the entities in which the Company held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	100%	68.5%
Curaleaf, Inc.*	DE	—	—
Northern Green Canada Inc.	Canada	100%	100%
Bloom Fungibles, LLC	AZ	100%	100%
Focused Employer, Inc.	DE	100%	100%

(1) Based on % of voting interests held by the Company.
* Consolidated by the Company as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 —Variable interest entities for further details.
The following table presents the wholly-owned subsidiaries of Curaleaf International Holings Limited ("Curaleaf International") as well as the entities in which Curaleaf International held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Limited	UK	100%	100%
Four20 Pharma GmbH(2)	Germany	55%	55%

(1) Based on % of voting interests held by the Company.
(2) As of December 31, 2025 and 2024, the remaining 45% noncontrolling interest was held by the sellers of Four20 Pharma GmbH, which the Company acquired in September 2022. The remaining equity interest was acquired by the Company on April 30, 2026. See 'Non-controlling interests' herein and Note 18 — Redeemable non-controlling interest for further details.

The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
CLF AZ, Inc.	DE	100%	100%
CLF NY, Inc.	DE	100%	100%
Curaleaf CA, Inc.	DE	100%	100%
Curaleaf KY, Inc.	DE	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	DE	100%	100%
Curaleaf PA, LLC	DE	100%	100%
Focused Investment Partners, LLC	DE	100%	100%
CLF Maine, Inc.	DE	100%	100%
PalliaTech CT, Inc.	DE	100%	100%
PalliaTech Florida, Inc.	DE	100%	100%
PT Nevada, Inc.	DE	100%	100%
CLF Sapphire Holdings, Inc.	DE	100%	100%
Curaleaf NJ II, Inc.	DE	100%	100%
GR Companies, Inc.	DE	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	DE	100%	100%
Curaleaf Processing, Inc	DE	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	DE	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	DE	100%	100%
IL Business Holding Corporation*	IL	—	—
Broad Horizon Holdings, LLC*	MA	—	—
CLF Oregon, LLC (formerly PalliaTech OR, LLC)(2)	DE	—	100%
Curaleaf Hemp, Inc.(2)	DE	—	100%

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.
(2) Entity dissolved in 2025.
* Consolidated by Curaleaf, Inc. as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 — Variable interest entities for further details.